Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2018
Land use rights, net
Schedule of land use rights, net

	As of December 31,
	2017	2018
	RMB	RMB
Land use right	3,174,446	4,053,855
Less: accumulated amortization	(96,676)	(168,277)
Land use rights, net	3,077,770	3,885,578